Disclosures on Financial Instruments - Summary of Contractual Maturities of Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and acceptances, carrying amount		₨ 733,385.2		₨ 791,452.9
Borrowings and interest thereon, carrying amount		1,200,852.4		1,070,506.5
Lease liabilities		59,771.2
Other financial liabilities, carrying amount		55,076.2		48,512.5
Derivative liabilities, carrying amount		75,364.7		74,049.7
Financial liabilities not measured at fair value	$ 28,076.8	2,124,449.7		1,984,521.6
Accounts payable and acceptances, contractual cash flows	9,692.5	733,385.2	$ 11,444.6	791,452.9
Borrowings and interest thereon, contractual cash flows	18,160.9	1,374,147.5	17,588.6	1,216,339.3
Lease liabilities contractual cash flows	1,267.8	95,925.6
Other financial liabilities, contractual cash flows	737.0	55,768.2	754.4	52,167.2
Derivative liabilities, contractual cash flows	1,158.0	87,622.5	1,336.3	92,410.8
Total, contractual cash flows	31,016.2	2,346,849.0	31,123.9	2,152,370.2
Collateralized debt obligations, carrying amount	559.0	42,299.4		30,473.3
Collateralized debt obligations, contractual cash flows	$ 615.5	46,572.8	$ 440.7	30,473.3
Later than one year and not later than two years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and acceptances, carrying amount		733,385.2		791,452.9
Borrowings and interest thereon, carrying amount		406,533.1		398,168.8
Lease liabilities		13,126.7
Other financial liabilities, carrying amount		49,050.2		45,648.1
Derivative liabilities, carrying amount		46,351.5		47,425.3
Financial liabilities not measured at fair value		1,248,446.7		1,282,695.1
Collateralized debt obligations, carrying amount		24,451.3		14,824.2
Later than two years and not later than three years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Borrowings and interest thereon, carrying amount		214,289.0		184,162.3
Lease liabilities		10,626.1
Other financial liabilities, carrying amount		2,023.3		1,068.5
Derivative liabilities, carrying amount		25,461.1		28,341.0
Financial liabilities not measured at fair value		252,399.5		213,571.8
Collateralized debt obligations, carrying amount		14,942.0		10,134.0
Later than three years and not later than five years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Borrowings and interest thereon, carrying amount		547,623.3		438,942.3
Lease liabilities		23,052.1
Other financial liabilities, carrying amount		4,069.5		1,887.4
Derivative liabilities, carrying amount		13,616.1		13,643.1
Financial liabilities not measured at fair value		588,361.0		454,472.8
Collateralized debt obligations, carrying amount		7,179.5		5,515.1
Later than five years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Borrowings and interest thereon, carrying amount		205,702.1		195,065.9
Lease liabilities		49,120.7
Other financial liabilities, carrying amount		625.2		3,563.2
Derivative liabilities, carrying amount		2,193.8		3,001.4
Financial liabilities not measured at fair value		₨ 257,641.8		₨ 201,630.5